UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [   ]  is a restatement.
                                     [   ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:                          International Specialty Products Inc.
Address:                       300 Delaware Avenue
                               Wilmington, Delaware  19801

Form 13F File Number:  028-05874

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                Richard A. Weinberg
Title:               Executive Vice President and General Counsel
Phone:               973-628-3520

Signature, Place, and Date of Signing:

/s/  Richard A. Weinberg      Wayne, New Jersey      February 12, 2003
----------------------------  -------------------  --------------------------
[Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:


Number of Other Included Managers:                     2

Form 13F Information Table Entry Total:                5

Form 13F Information Table Value Total:         $268,981
                                               (thousands)

Confidential information has been omitted and filed with the Commission in accordance with Rule 24b-2 and Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.          Form 13F File Number              Name
---          --------------------              ----

2                028-06621               ISP Investco LLC

3                028-06623               International Specialty Holdings Inc.


NAME OF REPORTING PERSON:  INTERNATIONAL SPECIALTY PRODUCTS INC.

Column 1          Column 2        Column 3          Column 4       Column 5        Column 6      Column 7           Column 8



                   Title                                            Shares
                    Of                               Value            or           Investment     Other           Voting Authority
Name of Issuer     Class          CUSIP             (x$1,000)      Prin Amt        Discretion     Managers     Sole   Shared    None
--------------     -----          -----             ---------      --------        ----------     --------     ----   ------    ----


Hercules            COM         427056106            87,065        9,893,700 SH     DEFINED         2,3               9,893,700
Northrop Grumman    COM         666807102           109,146        1,125,219 SH     DEFINED         2,3               1,125,219
Comcast Corp        COM         20030N101            14,100          598,204 SH     DEFINED         2,3                 598,204
AT&T Corp           COM         001957505            46,548        1,782,780 SH     DEFINED         2,3               1,782,780
Hershey Foods       COM         427866108            12,122          179,750 SH     DEFINED         2,3                 179,750



                                Column Total         268,981



Pursuant to the Instructions to Form 13F, holdings of fewer than 10,000 shares and less than $200,000 aggregate fair market value have not been reported.




As of 12/31/02
